Vessel Operating and Voyage Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Vessel Operating and Voyage Expenses [Abstract]
Vessel Operating Expenses
The amounts in the accompanying consolidated statements of comprehensive income/(loss) are analyzed as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
Vessel Operating Expenses	2019	2020	2021
Crew & crew related costs	$1,396,477	3,753,578	21,532,311
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	868,915	2,314,260	9,828,139
Lubricants	153,969	429,967	2,375,901
Insurances	189,781	507,885	3,126,169
Tonnage taxes	50,553	131,674	592,701
Other	143,296	310,075	1,748,250
Total Vessel operating expenses	$2,802,991	$7,447,439	$39,203,471

Voyage Expenses
	Year ended December 31,	Year ended December 31,	Year ended December 31,
Voyage expenses	2019	2020	2021
Brokerage commissions	$46,708	158,538	1,733,639
Brokerage commissions- related party	40,471	29,769	1,671,145
Port & other expenses	46,100	173,645	4,520,584
Bunkers consumption	87,760	321,252	7,742,450
Loss/(Gain) on bunkers	40,140	(98,499)	(2,717,035)
Total Voyage expenses	$261,179	$584,705	$12,950,783